Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2015
Accrued Pension and Severance Costs

(16) Accrued Pension and Severance Costs

The Company and certain of its Japanese subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance. The Company and its Japanese subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Certain overseas subsidiaries also have defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee compensation levels and years of service.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2013		2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,487	345	1,735	377	1,776	462
Interest cost	689	348	565	448	604	527
Expected return on plan assets	(299)	(267)	(464)	(331)	(670)	(400)
Amortization of unrecognized:
Net actuarial (gain) or loss	790	241	919	345	898	378
Prior service (benefit) cost	(168)	—	(168)	—	(168)	—

Net periodic benefit cost	¥2,499	667	2,587	839	2,440	967

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2014 and 2015.

	Yen (Millions)
	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥43,589	11,932	46,632	15,619
Service cost	1,735	377	1,776	462
Interest cost	565	448	604	527
Actuarial (gain) or loss	1,451	724	3,098	7,429
Plan participants’ contributions	—	126	—	140
Benefits paid	(708)	(90)	(820)	(87)
Translation adjustments	—	2,102	—	(1,690)

Balance at end of year	46,632	15,619	51,290	22,400

Change in plan assets:
Balance at beginning of year	23,207	5,436	26,785	6,737
Employer contributions	1,868	40	1,448	167
Plan participants’ contributions	—	126	—	140
Actual return or (loss) on plan assets	2,244	271	3,669	643
Benefits paid	(534)	(90)	(614)	(87)
Translation adjustments	—	954	—	(593)

Balance at end of year	26,785	6,737	31,288	7,007

Funded status	¥(19,847)	(8,882)	(20,002)	(15,393)

Amounts recognized in the consolidated balance sheets at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(157)	(57)	(275)	(86)
Accrued pension and severance costs	(19,690)	(8,825)	(19,727)	(15,307)

	(19,847)	(8,882)	(20,002)	(15,393)

Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss) at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(10,270)	(4,436)	(9,470)	(11,062)
Prior service benefit	1,005	—	837	—

	(9,265)	(4,436)	(8,633)	(11,062)

Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss) for the year ended March 31, 2014 and 2015 were summarized as follows:

	Yen (Millions)
	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥328	(797)	(99)	(7,172)
Amortization of actuarial gain	919	345	898	378
Amortization of prior service benefit and other	(168)	—	(168)	—
Translation adjustments	—	(462)	—	168

	1,079	(914)	631	(6,626)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese Plans	Non-Japanese plans
Actuarial loss	¥904	1,034
Prior service benefit	(168)	—

	736	1,034

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2014 and 2015 were summarized as follows:

	Yen (Millions)
	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥46,632	15,619	51,290	22,400
Accumulated benefit obligation	45,693	13,454	50,292	18,878
Fair value of plan assets	26,785	6,737	31,288	7,007

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.3%	3.4%	1.0%	1.6%
Rate of compensation increase	2.6%	2.8%	2.7%	2.5%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2013		2014		2015
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.8%	3.7%	1.3%	3.5%	1.3%	3.4%
Expected long-term rate of return on plan assets	1.5%	5.7%	2.0%	5.9%	2.5%	6.0%
Rate of compensation increase	3.0%	2.8%	3.0%	2.6%	2.6%	2.8%

Advantest determines the expected long-term rate of return based on the asset portfolio, historical returns and estimated future returns. The calculation of the expected return on plan assets uses the fair value of plan assets as of the beginning of the fiscal year.

Plan assets:

Advantest’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation (“PAA”). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Japanese benefit plans’ weighted-average asset allocation at March 31, 2014 and 2015 by asset category were as follows:

	2014	2015	Target
Equity securities	37.9%	41.2%	33.0%
Debt securities	26.2	25.6	22.0
Cash	5.2	2.2	2.0
Life insurance company general accounts	10.8	9.4	13.0
Other	19.9	21.6	30.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2014 and 2015 by asset category were as follows:

	2014	2015	Target
Equity securities	43.1%	39.6%	40.0%
Debt securities	25.0	23.1	23.0
Cash	28.9	35.6	35.0
Other	3.0	1.7	2.0

	100.0%	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets.

Level 2:	Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3:	Unobservable inputs for the assets.

Japanese benefit plans’ asset allocation at March 31, 2014 and 2015 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,400	1,400	—	—
Equity securities:
Japanese companies	937	937	—	—
Pooled funds (a)	9,211	—	9,211	—
Debt securities:
Pooled funds (b)	7,025	—	7,025	—
Hedge funds (c)	5,316	—	3,139	2,177
Life insurance company general accounts	2,896	—	2,896	—

Total	26,785	2,337	22,271	2,177

(a)	These funds invested in listed equity securities consisting of approximately 55% Japanese listed companies and 45% foreign listed companies.
(b)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2015
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	690	690	—	—
Equity securities:
Japanese companies	1,208	1,208	—	—
Pooled funds (d)	11,695	—	11,695	—
Debt securities:
Pooled funds (e)	7,998	—	7,998	—
Hedge funds (f)	6,741	—	4,415	2,326
Life insurance company general accounts	2,956	—	2,956	—

Total	31,288	1,898	27,064	2,326

(d)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies.
(e)	These funds invested in approximately 60% Japanese government bonds, 25% foreign government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value. Level 2 also includes certain hedge funds that are redeemable in the near term at their net asset values.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the years ended March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014	2015
	Hedge funds	Hedge funds
Balance at beginning of year	¥1,013	2,177
Net realized / unrealized gain (loss)	186	149
Purchases, issuances and settlements	978	—
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥2,177	2,326

Non-Japanese benefit plan asset allocation at March 31, 2014 and 2015 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,949	1,949	—	—
Equity securities:
Pooled funds (b)	2,901	—	2,901	—
Debt securities:
Pooled funds (c)	1,687	—	1,687	—
Commodities	200	—	200	—

Total	6,737	1,949	4,788	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of foreign equities.
(c)	These funds invested in international bonds.

		Yen (Millions)
		Fair Value Measurements at March 31, 2015
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (d)	2,493	2,493	—	—
Equity securities:
Pooled funds (e)	2,775	—	2,775	—
Debt securities:
Pooled funds (f)	1,619	—	1,619	—
Commodities	120	—	120	—

Total	7,007	2,493	4,514	—

(d)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(e)	These funds invested in listed equity securities consisting of foreign equities.
(f)	These funds invested in international bonds.

Cash flows:

Advantest expects to contribute ¥941 million and ¥116 million to its Japanese defined benefit plans and Non-Japanese benefit plans during the year ending March 31, 2016.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2016	¥990	248
2017	1,024	232
2018	1,270	174
2019	1,413	191
2020	1,700	453
2021 through 2025	9,565	2,653